Share Capital - Schedule of Share Option of Black-Scholes Option Pricing Model (Details)	7 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Schedule of Share Option of Black-Scholes Option Pricing Model [Line Items]
Expected term in years		7
Risk-free interest rate		4.44%
Annual expected volatility		300.00%
Dividend yield		0.00%
Warrants [Member]
Schedule of Share Option of Black-Scholes Option Pricing Model [Line Items]
Expected term in years	5	5
Risk-free interest rate		3.95%
Annual expected volatility	300.00%	300.00%	300.00%
Dividend yield	0.00%	0.00%	0.00%
Value of warrants (in Dollars)	$ 21,000	$ 35,000	$ 1,342,750
Warrants [Member] | Bottom of range [Member]
Schedule of Share Option of Black-Scholes Option Pricing Model [Line Items]
Expected term in years			3
Risk-free interest rate	3.29%		4.00%
Warrants [Member] | Top of range [Member]
Schedule of Share Option of Black-Scholes Option Pricing Model [Line Items]
Expected term in years			5
Risk-free interest rate	4.26%		4.64%